(Loss)/Profit for the Year (Details) - Schedule of profit for the year - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of profit for the year [Abstract]
Cost of inventories recognized as expenses	$ 57,389,326	$ 8,355,528	$ 10,583,791
Taxes and surcharges	32,488	22,202	130,728
Cost of sales	57,421,814	8,377,730	10,714,519
Depreciation of property, plant and equipment	757,516	771,130	671,262
Amortization of land use rights and trademarks	14,958	13,980	13,992
Amortization of prepayments and premiums under operating leases	81,474	94,699	96,743
Provision (Reversal) of inventory obsolescence	1,283	(42,884)	145,747
Provision of bad debt allowance	6,076,620	2,334,410	1,028,972
Provision of impairment loss in property	2,944,979
Profit for the year	$ 9,876,830	$ 3,171,335	$ 1,665,222